UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (94.7%)[1]
Australia (6.9%)
Ansell Ltd.	1,458,462	26,101
Computershare Ltd.	1,771,210	19,370
^ Iluka Resources Ltd.	1,626,807	16,490
Amcor Ltd.	1,617,810	14,172
Mirvac Group	7,858,991	13,044
Incitec Pivot Ltd.	3,205,064	10,808
Whitehaven Coal Ltd.	2,996,399	10,280
Sims Metal Management Ltd.	706,488	6,877
Myer Holdings Ltd.	1,972,486	5,133
^,* Mesoblast Ltd.	617,926	3,860
Boral Ltd.	246,139	1,262
* Karoon Gas Australia Ltd.	168,098	1,140
WorleyParsons Ltd.	42,910	1,131
SAI Global Ltd.	221,729	1,034
Cochlear Ltd.	9,845	829
Domino's Pizza Enterprises Ltd.	71,904	777
Seek Ltd.	82,446	722
Monadelphous Group Ltd.	23,918	665
Nufarm Ltd.	95,001	552
		134,247
Austria (1.6%)
Mayr Melnhof Karton AG	150,000	17,781
Rosenbauer International AG	109,819	7,121
Kapsch TrafficCom AG	60,000	3,725
Andritz AG	18,888	1,243
Zumtobel AG	78,911	1,137
Schoeller-Bleckmann Oilfield Equipment AG	10,266	1,029
		32,036
Belgium (1.0%)
Tessenderlo Chemie NV (Voting Shares)	260,000	9,052
D'ieteren SA	204,358	9,043
Cie d'Entreprises CFE	16,288	1,010
		19,105
Brazil (0.4%)
BR Properties SA	593,450	7,704
Arezzo Industria e Comercio SA	29,300	552
Brasil Insurance Participacoes e Administracao SA	38,900	420
		8,676
Canada (0.2%)
^ Niko Resources Ltd.	334,368	3,490

China (1.7%)
Yuexiu Transport Infrastructure Ltd.	20,306,000	11,186
Jiangsu Expressway Co. Ltd.	9,080,000	9,362
Parkson Retail Group Ltd.	7,110,000	5,484
Shenzhou International Group Holdings Ltd.	1,684,000	4,094
Evergreen International Holdings Ltd.	7,595,000	1,497

^ Microport Scientific Corp.	1,081,000	708
Daphne International Holdings Ltd.	290,000	373
		32,704
Denmark (1.7%)
* Jyske Bank A/S	500,000	16,256
* Sydbank A/S	750,000	14,782
DSV A/S	50,183	1,287
Rockwool International A/S Class B	5,705	684
		33,009
Finland (0.1%)
Tikkurila Oyj	51,606	1,104
Nokian Renkaat Oyj	12,871	553
		1,657
France (4.9%)
Groupe Eurotunnel SA	2,300,000	19,558
^ Bourbon SA	535,000	16,322
* Club Mediterranee SA	780,811	14,790
Medica SA	620,000	11,807
Saft Groupe SA	350,000	9,454
Alten SA	230,000	8,840
Lectra	600,000	4,300
* Inside Secure SA	670,000	2,620
IPSOS	50,000	1,993
Euler Hermes SA	20,000	1,784
Wendel SA	13,063	1,417
Imerys SA	19,603	1,296
Eurazeo	20,528	1,083
Vallourec SA	11,239	610
Legrand SA	1	—
		95,874
Germany (8.1%)
^ Freenet AG	1,300,000	27,997
Rheinmetall AG	335,553	17,862
Tom Tailor Holding AG	738,836	17,368
Delticom AG	290,000	13,944
Wirecard AG	500,000	11,389
* Tipp24 SE	180,000	11,238
* SAF-Holland SA	1,240,000	10,127
XING AG	160,000	8,870
^ Draegerwerk AG & Co. KGaA Prior Pfd.	68,000	8,337
STRATEC Biomedical AG	128,184	6,657
Takkt AG	275,359	3,931
RIB Software AG	590,000	3,490
Sartorius AG Prior Pfd.	30,000	3,077
CANCOM AG	150,000	2,958
Prime Office REIT-AG	629,502	2,943
MTU Aero Engines Holding AG	21,403	2,041
VTG AG	95,062	1,801
Cewe Color Holding AG	33,429	1,483
Gildemeister AG	43,293	1,066
^ Wacker Chemie AG	9,029	642
* KUKA AG	15,358	596
		157,817
Hong Kong (1.7%)
Techtronic Industries Co.	8,649,000	17,534

Yue Yuen Industrial Holdings Ltd.	2,958,000	9,908
Dah Sing Banking Group Ltd.	4,433,000	5,505
^ ASM Pacific Technology Ltd.	52,500	663
		33,610
India (3.2%)
* Idea Cellular Ltd.	6,031,093	12,816
* Gujarat Pipavav Port Ltd.	15,036,675	12,457
Shriram Transport Finance Co. Ltd.	720,522	10,696
Multi Commodity Exchange of India Ltd.	277,413	7,409
Apollo Hospitals Enterprise Ltd.	470,010	7,137
Ashok Leyland Ltd.	9,984,208	4,582
Emami Ltd.	348,840	3,829
McLeod Russel India Ltd.	552,767	3,765
		62,691
Indonesia (1.6%)
Bank Mandiri Persero Tbk PT	16,064,000	14,934
Ciputra Property Tbk PT	133,519,500	9,468
United Tractors Tbk PT	3,099,000	6,301
		30,703
Ireland (3.8%)
DCC plc	630,000	20,622
Smurfit Kappa Group plc	1,250,000	17,319
Grafton Group plc	2,600,000	15,239
^ Irish Continental Group plc	530,000	14,273
IFG Group plc	3,312,005	6,075
		73,528
Italy (4.4%)
Azimut Holding SPA	1,420,265	24,983
Prysmian SPA	1,000,000	21,372
Amplifon SPA	2,600,000	13,887
* Sorin SPA	2,160,000	5,513
Credito Emiliano SPA	625,760	3,743
* Natuzzi SPA ADR	1,614,968	3,601
Danieli & C Officine Meccaniche SPA	160,000	2,984
Cairo Communication SPA	538,614	1,934
* Safilo Group SPA	148,460	1,633
* Yoox SPA	82,029	1,566
Interpump Group SPA	128,648	987
* Brunello Cucinelli SPA	48,319	971
Salvatore Ferragamo Italia SPA	33,756	861
Pirelli & C. SPA	68,883	845
Immobiliare Grande Distribuzione	458,023	522
Beni Stabili SPA	305,526	211
		85,613
Japan (16.3%)
Tokai Tokyo Financial Holdings Inc.	2,533,000	12,701
NEC Networks & System Integration Corp.	619,900	11,645
Nichi-iko Pharmaceutical Co. Ltd.	537,400	11,299
Aica Kogyo Co. Ltd.	675,400	11,222
Arcs Co. Ltd.	597,200	11,186
Modec Inc.	489,000	11,120
Musashi Seimitsu Industry Co. Ltd.	533,800	10,844
Tsuruha Holdings Inc.	128,200	10,719
Glory Ltd.	456,100	10,682
Unipres Corp.	453,400	10,042

Nippon Soda Co. Ltd.	2,179,000	9,892
Nihon Parkerizing Co. Ltd.	599,000	9,873
Kureha Corp.	2,531,000	9,800
^ Kuroda Electric Co. Ltd.	788,300	9,628
Nitta Corp.	559,900	9,593
Tsumura & Co.	285,100	9,365
JSP Corp.	610,000	9,066
^ Capcom Co. Ltd.	510,600	8,242
Asahi Diamond Industrial Co. Ltd.	863,600	7,900
Lintec Corp.	411,700	7,613
Trusco Nakayama Corp.	405,600	7,525
Takasago International Corp.	1,308,000	6,604
Tsutsumi Jewelry Co. Ltd.	255,500	6,281
Plenus Co. Ltd.	368,900	6,079
Yushin Precision Equipment Co. Ltd.	307,900	5,841
Hitachi Transport System Ltd.	367,800	5,570
Nabtesco Corp.	242,700	5,067
Mitsui Sugar Co. Ltd.	1,446,000	4,568
Kissei Pharmaceutical Co. Ltd.	218,000	4,105
Koito Manufacturing Co. Ltd.	230,000	3,834
Hitachi High-Technologies Corp.	192,600	3,825
Shinko Plantech Co. Ltd.	359,400	2,937
Icom Inc.	120,700	2,631
Shionogi & Co. Ltd.	147,100	2,629
Nippon Thompson Co. Ltd.	591,000	2,329
Exedy Corp.	104,700	2,298
Nifco Inc.	108,900	2,262
Nafco Co. Ltd.	122,600	1,871
Nikkiso Co. Ltd.	160,000	1,744
^ Kakaku.com Inc.	45,000	1,680
Fujikura Kasei Co. Ltd.	394,000	1,662
^ Toyo Tanso Co. Ltd.	68,600	1,660
Hino Motors Ltd.	143,000	1,503
Benesse Holdings Inc.	33,900	1,478
Don Quijote Co. Ltd.	34,500	1,374
CyberAgent Inc.	607	1,273
IHI Corp.	482,000	1,250
Daido Steel Co. Ltd.	277,000	1,237
Yaskawa Electric Corp.	131,000	1,224
Mitsubishi UFJ Lease & Finance Co. Ltd.	25,800	1,172
Nidec Copal Corp.	163,700	1,162
Yokogawa Electric Corp.	101,300	1,128
Pigeon Corp.	20,700	1,127
Yamato Kogyo Co. Ltd.	39,000	1,117
Nihon Nohyaku Co. Ltd.	185,000	1,078
Amada Co. Ltd.	165,000	1,031
Hoshizaki Electric Co. Ltd.	30,600	910
Message Co. Ltd.	336	907
Japan Petroleum Exploration Co.	23,000	847
Mitsubishi Gas Chemical Co. Inc.	125,000	837
Mori Seiki Co. Ltd.	81,100	763
Hitachi Metals Ltd.	88,000	757
Disco Corp.	13,700	754
^ Sanrio Co. Ltd.	18,300	730
Makino Milling Machine Co. Ltd.	114,000	726
Konami Corp.	33,500	711
IBJ Leasing Co. Ltd.	25,300	679

Japan Exchange Group Inc.	11,300	678
GLP J-REIT	695	619
Sega Sammy Holdings Inc.	34,500	609
* Sumco Corp.	57,900	603
* Kenedix Inc.	1,838	574
Cosmos Pharmaceutical Corp.	4,900	525
Shinsei Bank Ltd.	255,000	521
Square Enix Holdings Co. Ltd.	41,300	513
Dena Co. Ltd.	15,600	494
Hulic Co. Ltd.	66,200	420
THK Co. Ltd.	23,000	400
		317,165
Luxembourg (0.1%)
* Reinet Investments SCA	73,716	1,410
2 O'Key Group SA GDR	102,364	1,212
		2,622
Malaysia (0.1%)
Media Prima Bhd.	3,089,500	2,217

Mexico (0.0%)
Fibra Uno Administracion SA de CV	249,000	780

Netherlands (2.2%)
Delta Lloyd NV	1,600,000	31,515
Koninklijke Ten Cate NV	400,000	10,842
* InterXion Holding NV	34,800	800
HAL Trust	4,785	632
		43,789
New Zealand (1.2%)
Fletcher Building Ltd.	1,704,244	13,615
Chorus Ltd.	4,071,719	9,744
		23,359
Norway (2.5%)
* Storebrand ASA	4,000,000	20,477
Borregaard ASA	4,100,000	18,165
Schibsted ASA	200,000	8,052
Kongsberg Gruppen AS	75,521	1,821
Petroleum Geo-Services ASA	67,470	1,197
		49,712
Russia (0.1%)
* Exillon Energy plc	400,000	1,024

Singapore (2.2%)
UOL Group Ltd.	2,322,000	11,728
Mapletree Industrial Trust	9,634,880	10,668
SembCorp Industries Ltd.	2,004,000	8,876
First Resources Ltd.	4,598,000	7,257
STX OSV Holdings Ltd.	3,102,000	3,158
Indofood Agri Resources Ltd.	755,000	797
		42,484
South Korea (2.0%)
* Hankook Tire Co. Ltd.	418,363	17,206
BS Financial Group Inc.	613,600	8,112
Halla Climate Control Corp.	349,980	7,848
Mando Corp.	43,144	4,794

CJ O Shopping Co. Ltd.	3,354	911
Green Cross Corp.	5,593	722
		39,593
Spain (0.1%)
Bolsas y Mercados Espanoles SA	41,205	1,154

Sweden (1.5%)
Byggmax Group AB	2,400,000	13,570
Loomis AB Class B	800,354	13,302
FinnvedenBulten AB	220,000	1,141
Electrolux AB Class B	37,761	998
		29,011
Switzerland (5.5%)
Helvetia Holding AG	65,000	26,474
Kuoni Reisen Holding AG	71,450	21,717
Forbo Holding AG	25,000	16,791
Gategroup Holding AG	576,346	14,453
Clariant AG	900,000	12,283
Orior AG	210,588	12,090
* Dufry AG	10,349	1,412
Tecan Group AG	12,820	1,215
Partners Group Holding AG	4,870	1,143
Aryzta AG	11,633	653
		108,231
Taiwan (1.1%)
Giant Manufacturing Co. Ltd.	1,628,000	8,658
CTCI Corp.	3,710,000	7,110
Lung Yen Life Service Corp.	1,867,000	5,604
		21,372
Thailand (0.2%)
Hemaraj Land and Development PCL	29,785,400	3,638

United Kingdom (18.2%)
Telecom Plus plc	850,000	13,050
Millennium & Copthorne Hotels plc	1,500,000	12,909
* Sports Direct International plc	2,000,000	12,528
CSR plc	2,155,651	12,349
* Premier Oil plc	2,000,000	11,842
Dechra Pharmaceuticals plc	1,200,000	11,809
WS Atkins plc	825,000	10,849
Elementis plc	3,200,000	10,714
SIG plc	5,000,000	10,468
John Wood Group plc	772,222	9,849
Inchcape plc	1,300,000	9,755
Grainger plc	4,915,405	9,725
Ultra Electronics Holdings plc	370,584	9,665
Pace plc	2,700,000	9,658
Devro plc	1,650,000	8,918
William Hill plc	1,450,000	8,846
Daily Mail & General Trust plc	825,000	7,840
TalkTalk Telecom Group plc	2,000,000	7,498
Spirit Pub Co. plc	7,000,000	7,464
* Berkeley Group Holdings plc	233,170	6,761
Oxford Instruments plc	250,000	6,506
* Ricardo plc	1,000,000	6,460
Eco Animal Health Group plc	1,618,166	6,277

	IG Group Holdings plc	876,954	6,206
	Ashtead Group plc	850,000	6,117
	Booker Group plc	3,650,000	6,084
*	Gulfsands Petroleum plc	3,581,812	6,076
	Travis Perkins plc	300,000	5,750
	Debenhams plc	3,532,935	5,673
	Lamprell plc	2,700,000	5,524
^,* LMS Capital plc		5,005,187	5,279
	Domino Printing Sciences plc	494,332	5,164
	Halma plc	700,000	5,113
	Senior plc	1,600,000	5,105
	Synthomer plc	1,600,000	5,033
	QinetiQ Group plc	1,519,650	4,531
	Victrex plc	180,000	4,371
	Micro Focus International plc	450,000	4,353
	Photo-Me International plc	4,158,854	4,352
	National Express Group plc	1,250,000	4,115
*	Findel plc	32,007,307	3,876
	TT electronics plc	1,400,000	3,570
	Premier Farnell plc	1,000,000	3,359
	Filtrona plc	300,000	2,739
*	BTG plc	500,000	2,628
	De La Rue plc	174,396	2,490
	RM plc	2,034,198	2,412
	Babcock International Group plc	137,327	2,261
	Morgan Crucible Co. plc	500,000	2,201
*	London Mining plc	750,000	1,981
	James Fisher & Sons plc	116,840	1,510
*	CPP Group plc	3,971,079	1,255
	A.G.BARR plc	144,032	1,240
	Kier Group plc	55,436	1,186
	Persimmon plc	82,159	1,098
	Domino's Pizza Group plc	130,826	1,068
	Hansteen Holdings plc	792,736	1,058
	Invensys plc	182,160	997
	Informa plc	129,771	985
*	Direct Line Insurance Group plc	276,735	980
	Savills plc	122,433	961
	Mears Group plc	146,932	851
	Hunting plc	51,562	693
*	Mothercare plc	137,812	679
	Chemring Group plc	104,028	469
	Hays plc	306,293	432
	AZ Electronic Materials SA	62,954	373
*	Pinnacle Staffing Group plc	673,983	—
			353,938
United States (0.1%)
Industrials (0.1%)
	Copa Holdings SA Class A	6,600	723

Total Common Stocks (Cost $1,612,804)			1,845,572

		Coupon
	Temporary Cash Investments (7.7%)[1]
	Money Market Fund (7.2%)
	[3,4] Vanguard Market Liquidity Fund	0.143%		139,561,702	139,562

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.1%)
	Goldman Sachs & Co.
	(Dated 1/31/13, Repurchase Value
	$2,100,000, collateralized by Federal
	National Mortgage Assn. 2.428%-3.699%,
	1/1/35-4/1/41)	0.160%	2/1/13	2,100	2,100

	U.S. Government and Agency Obligations (0.4%)
5	Federal Home Loan Bank Discount Notes	0.130%	2/1/13	3,200	3,200
[5,6]	Federal Home Loan Bank Discount Notes	0.100%	4/26/13	2,200	2,199
	[6,7,8]Freddie Mac Discount Notes	0.125%	2/19/13	3,000	3,000
					8,399
	Total Temporary Cash Investments (Cost $150,061)				150,061
	Total Investments (102.4%) (Cost $1,762,865)				1,995,633
	Other Assets and Liabilities-Net (-2.4%)[3]				(45,854)
	Net Assets (100%)				1,949,779

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $41,579,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.0% and 5.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of this security represented 0.1% of net assets.
3 Includes $44,055,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,200,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $1,593,000 have been segregated as collateral for open forward currency contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events,

International Explorer Fund

and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,070	1,827,502	—
Temporary Cash Investments	139,562	10,499	—
Futures Contracts—Liabilities[1]	(90)	—	—
Forward Currency Contracts—Liabilities	—	(1,235)	—
Total	157,542	1,836,766	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks

International Explorer Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	March 2013	173	17,772	2,769
Dow Jones EURO STOXX 50 Index	March 2013	325	11,960	392
S&P ASX 200 Index	March 2013	84	10,613	549
FTSE 100 Index	March 2013	50	4,962	300

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Explorer Fund

At January 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	3/12/13	JPY	1,312,848	USD	15,845	(1,455)
Brown Brothers Harriman & Co.	3/20/13	EUR	8,405	USD	11,069	343
Brown Brothers Harriman & Co.	3/26/13	AUD	9,669	USD	10,074	(29)
Brown Brothers Harriman & Co.	3/20/13	GBP	2,932	USD	4,741	(94)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At January 31, 2013, the cost of investment securities for tax purposes was $1,773,082,000. Net unrealized appreciation of investment securities for tax purposes was $222,551,000, consisting of unrealized gains of $357,176,000 on securities that had risen in value since their purchase and $134,625,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Growth Fund

Schedule of Investments
As of January 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (93.8%)[1]
Consumer Discretionary (20.0%)
	Dick's Sporting Goods Inc.	1,116,945	53,155
*	O'Reilly Automotive Inc.	352,400	32,650
*	Bed Bath & Beyond Inc.	477,600	28,035
	Harley-Davidson Inc.	526,800	27,615
	Group 1 Automotive Inc.	348,635	23,617
*	Lululemon Athletica Inc.	321,300	22,170
	Wyndham Worldwide Corp.	363,850	20,299
*	Hanesbrands Inc.	523,120	19,607
	VF Corp.	132,425	19,543
	Domino's Pizza Inc.	389,470	18,138
*	Dollar General Corp.	389,450	18,000
	Nordstrom Inc.	312,955	17,285
	Interpublic Group of Cos. Inc.	1,409,455	17,069
*	Carter's Inc.	280,075	16,869
*	Sally Beauty Holdings Inc.	617,870	16,398
*	Penn National Gaming Inc.	315,925	15,373
	Six Flags Entertainment Corp.	230,750	14,523
*	Select Comfort Corp.	619,684	13,645
	Ralph Lauren Corp. Class A	77,055	12,828
	PetSmart Inc.	188,125	12,305
*	Chipotle Mexican Grill Inc. Class A	38,400	11,789
	Harman International Industries Inc.	251,613	11,267
	Chico's FAS Inc.	595,675	10,680
	Tractor Supply Co.	57,100	5,920
*	Michael Kors Holdings Ltd.	99,600	5,591
*	Fossil Inc.	52,200	5,511
			469,882
Consumer Staples (4.8%)
	McCormick & Co. Inc.	692,575	43,182
	Mead Johnson Nutrition Co.	501,300	38,099
*	Green Mountain Coffee Roasters Inc.	679,645	30,944
			112,225
Energy (5.4%)
*	Denbury Resources Inc.	1,943,850	36,214
*	Cameron International Corp.	323,100	20,455
*	Concho Resources Inc.	204,815	18,683
	Cabot Oil & Gas Corp.	264,165	13,943
	Helmerich & Payne Inc.	212,500	13,672
*	Oil States International Inc.	165,135	12,811
	Range Resources Corp.	156,600	10,519
			126,297
Exchange-Traded Fund (0.3%)
^,2 Vanguard Mid-Cap ETF		82,700	7,271

Financials (13.4%)
*	Affiliated Managers Group Inc.	268,560	38,654
	LPL Financial Holdings Inc.	939,984	31,301
*	Signature Bank	408,400	30,193

	T. Rowe Price Group Inc.	406,700	29,059
	American Campus Communities Inc.	596,174	27,764
	Regions Financial Corp.	3,184,720	24,777
	First Republic Bank	601,000	21,450
	XL Group plc Class A	764,145	21,182
*	IntercontinentalExchange Inc.	141,985	19,700
*	CIT Group Inc.	460,150	19,487
	Zions Bancorporation	803,550	18,739
	SunTrust Banks Inc.	592,975	16,823
	Brown & Brown Inc.	423,700	11,584
	SEI Investments Co.	218,225	5,883
			316,596
Health Care (11.8%)
*	HMS Holdings Corp.	1,443,300	39,344
*	HealthSouth Corp.	1,005,531	23,992
*	Mettler-Toledo International Inc.	111,420	23,680
*	IDEXX Laboratories Inc.	239,655	22,818
*	MEDNAX Inc.	194,333	16,627
*	Mylan Inc.	568,295	16,066
*	Waters Corp.	172,680	15,812
	Perrigo Co.	156,300	15,710
*	Covance Inc.	220,625	14,718
	Humana Inc.	191,330	14,227
	Cooper Cos. Inc.	115,937	11,750
*	Hologic Inc.	484,550	11,552
*	Alexion Pharmaceuticals Inc.	109,575	10,299
*	ICON plc ADR	338,600	9,924
*	Cerner Corp.	104,734	8,646
*	BioMarin Pharmaceutical Inc.	124,375	6,827
*	Akorn Inc.	394,621	5,166
*	Sirona Dental Systems Inc.	77,405	5,145
*	Volcano Corp.	187,255	4,689
			276,992
Industrials (17.2%)
	AMETEK Inc.	728,655	29,868
*	Stericycle Inc.	302,490	28,540
*	B/E Aerospace Inc.	554,130	28,532
	Donaldson Co. Inc.	748,612	28,155
	JB Hunt Transport Services Inc.	409,700	27,561
	Fastenal Co.	515,835	25,627
*	Hertz Global Holdings Inc.	1,384,925	25,316
*	Genesee & Wyoming Inc. Class A	275,520	23,303
*	WESCO International Inc.	300,765	21,935
	TransDigm Group Inc.	159,800	21,643
*	Clean Harbors Inc.	384,500	21,374
*	Verisk Analytics Inc. Class A	355,110	19,588
*	Jacobs Engineering Group Inc.	395,900	19,047
*	Old Dominion Freight Line Inc.	483,315	18,018
	Hubbell Inc. Class B	146,150	13,307
*,^ Polypore International Inc.		317,800	12,264
*	IHS Inc. Class A	113,700	11,700
	Actuant Corp. Class A	384,000	11,320
	Waste Connections Inc.	243,690	8,778
*	Hexcel Corp.	320,225	8,579
			404,455

Information Technology (17.5%)
	Amphenol Corp. Class A			723,675	48,899
*	Citrix Systems Inc.			563,705	41,241
*	Trimble Navigation Ltd.			561,811	35,113
*	SolarWinds Inc.			347,200	18,895
*	FleetCor Technologies Inc.			303,668	18,171
	Genpact Ltd.			1,050,722	17,600
	FEI Co.			287,313	17,515
	Intuit Inc.			266,165	16,603
*	RealPage Inc.			645,300	15,061
*	Silicon Laboratories Inc.			334,017	14,576
*	VeriSign Inc.			330,100	14,330
*	Informatica Corp.			355,700	13,164
*	Teradata Corp.			191,135	12,741
*	PTC Inc.			546,755	12,674
*	TIBCO Software Inc.			533,695	12,510
*	Guidewire Software Inc.			367,000	12,155
	Avago Technologies Ltd. Class A			334,125	11,952
*	Juniper Networks Inc.			530,075	11,863
*	Semtech Corp.			391,125	11,796
*	MICROS Systems Inc.			250,252	11,519
*	Cavium Inc.			331,966	11,101
*	Riverbed Technology Inc.			532,825	10,337
	Linear Technology Corp.			250,075	9,158
*	Fortinet Inc.			283,910	6,697
*	F5 Networks Inc.			52,600	5,517
					411,188
Materials (2.5%)
	Airgas Inc.			272,200	25,924
	Ecolab Inc.			307,410	22,257
	Ashland Inc.			141,980	11,147
					59,328
Telecommunication Services (0.9%)
*	SBA Communications Corp. Class A			301,400	20,995

Total Common Stocks (Cost $1,782,858)					2,205,229
		Coupon
Temporary Cash Investments (6.8%)[1]
Money Market Fund (6.6%)
[3,4] Vanguard Market Liquidity Fund		0.143%		153,748,219	153,748

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Federal Home Loan Bank Discount Notes		0.105%	4/3/13	1,500	1,500
[6,7] Freddie Mac Discount Notes		0.118%	3/11/13	3,500	3,499
					4,999
Total Temporary Cash Investments (Cost $158,747)					158,747
Total Investments (100.6%) (Cost $1,941,605)					2,363,976
Other Assets and Liabilities-Net (-0.6%)[4]					(13,633)
Net Assets (100%)					2,350,343

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,045,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 2.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $7,242,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,699 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,205,229	—	—
Temporary Cash Investments	153,748	4,999	—
Futures Contracts—Assets[1]	344	—	—
Futures Contracts—Liabilities[1]	(33)	—	—
Total	2,359,288	4,999	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
E-mini S&P MidCap 400 Index	March 2013	625	68,200	3,934
E-mini S&P 500 Index	March 2013	190	14,186	339
S&P 500 Index	March 2013	27	10,080	514

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2013, the cost of investment securities for tax purposes was $1,941,605,000. Net unrealized appreciation of investment securities for tax purposes was $422,371,000, consisting of unrealized gains of $437,611,000 on securities that had risen in value since their purchase and $15,240,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (89.2%)[1]
Consumer Discretionary (12.3%)
Royal Caribbean Cruises Ltd.	4,563,119	165,185
International Game Technology	6,108,000	93,880
* Hanesbrands Inc.	2,395,600	89,787
^ Hasbro Inc.	1,744,800	65,203
Newell Rubbermaid Inc.	2,573,200	60,419
Rent-A-Center Inc.	1,480,017	52,807
Dillard's Inc. Class A	411,734	34,754
Service Corp. International	1,151,964	17,199
		579,234
Consumer Staples (3.5%)
Lorillard Inc.	2,164,800	84,579
Reynolds American Inc.	1,816,200	79,876
		164,455
Energy (4.9%)
Seadrill Ltd.	2,427,000	96,303
Golar LNG Ltd.	1,689,447	69,352
* WPX Energy Inc.	1,892,935	28,451
Spectra Energy Corp.	561,300	15,593
* Nabors Industries Ltd.	535,000	8,919
Valero Energy Corp.	200,500	8,768
*,^ Overseas Shipholding Group Inc.	472,900	475
		227,861
Financials (24.4%)
XL Group plc Class A	5,650,581	156,634
Fifth Third Bancorp	6,610,600	107,687
SLM Corp.	5,626,300	95,028
New York Community Bancorp Inc.	7,110,600	94,926
Capital One Financial Corp.	1,651,700	93,024
Discover Financial Services	2,401,500	92,194
CNA Financial Corp.	2,755,982	85,849
Willis Group Holdings plc	2,205,700	78,765
People's United Financial Inc.	6,015,300	74,048
Ameriprise Financial Inc.	1,088,100	72,163
Chubb Corp.	724,900	58,217
Essex Property Trust Inc.	328,900	50,578
Everest Re Group Ltd.	357,437	41,395
Unum Group	1,401,490	32,669
American National Insurance Co.	164,858	12,729
		1,145,906
Health Care (8.7%)
Cigna Corp.	2,017,000	117,672
Omnicare Inc.	2,785,900	108,511
Cardinal Health Inc.	2,282,800	100,009
St. Jude Medical Inc.	1,951,900	79,442
		405,634
Industrials (16.8%)
Pentair Ltd.	2,188,900	110,934

Stanley Black & Decker Inc.	1,249,100	95,969
Eaton Corp. plc	1,675,300	95,408
SPX Corp.	1,203,100	89,787
Masco Corp.	4,659,600	85,690
Southwest Airlines Co.	7,493,030	83,997
*	Air France-KLM ADR	5,177,864	56,102
*	JetBlue Airways Corp.	7,389,729	42,934
L-3 Communications Holdings Inc.	544,100	41,308
ITT Corp.	1,330,400	34,165
Xylem Inc.	955,900	26,698
Exelis Inc.	2,278,100	25,036
788,028
Information Technology (8.1%)
*	Micron Technology Inc.	12,321,916	93,154
Molex Inc.	3,308,900	89,870
CA Inc.	3,578,700	88,823
*	Ingram Micro Inc.	4,190,311	76,180
Western Union Co.	2,397,700	34,119
382,146
Materials (3.9%)
Rockwood Holdings Inc.	2,150,700	117,708
Yamana Gold Inc.	4,018,046	65,695
183,403
Utilities (6.6%)
CenterPoint Energy Inc.	3,775,600	77,173
Xcel Energy Inc.	2,493,300	69,264
Pinnacle West Capital Corp.	1,145,500	61,147
ONEOK Inc.	993,500	46,704
Exelon Corp.	1,113,003	34,993
NRG Energy Inc.	888,614	21,327
NV Energy Inc.	26,884	509
311,117
Total Common Stocks (Cost $3,168,418)	4,187,784
Coupon
Temporary Cash Investments (11.2%)[1]
Money Market Fund (10.9%)
[2,3] Vanguard Market Liquidity Fund	0.143%	511,213,784	511,214

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Fannie Mae Discount Notes	0.097%	3/27/13	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.085%	4/19/13	5,000	4,998
[4,5] Freddie Mac Discount Notes	0.118%	3/11/13	5,000	4,999
5	United States Treasury Note/Bond	0.625%	2/28/13	3,500	3,501
13,998
Total Temporary Cash Investments (Cost $525,214)	525,212
Total Investments (100.4%) (Cost $3,693,632)	4,712,996
Other Assets and Liabilities-Net (-0.4%)[2]	(19,227)
Net Assets (100%)	4,693,769

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,729,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 93.3% and 7.1%, respectively, of net assets.
2 Includes $8,107,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $9,150,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Selected Value Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,187,784	—	—
Temporary Cash Investments	511,214	13,998	—
Futures Contracts—Liabilities[1]	(259)	—	—
Total	4,698,739	13,998	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	356	132,904	6,413
E-mini S&P 500 Index	March 2013	800	59,732	1,014

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2013, the cost of investment securities for tax purposes was $3,693,632,000. Net unrealized appreciation of investment securities for tax purposes was $1,019,364,000, consisting of

Selected Value Fund

unrealized gains of $1,120,599,000 on securities that had risen in value since their purchase and $101,235,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (6.1%)
Home Depot Inc.	1,463,345	97,927
McDonald's Corp.	974,609	92,871
Time Warner Inc.	921,200	46,539
Time Warner Cable Inc.	292,969	26,174
Carnival Corp.	433,373	16,780
Mattel Inc.	333,022	12,532
Genuine Parts Co.	151,144	10,282
Staples Inc.	654,391	8,821
Whirlpool Corp.	75,026	8,657
Autoliv Inc.	92,437	6,082
H&R Block Inc.	263,313	5,996
Darden Restaurants Inc.	124,753	5,801
Garmin Ltd.	151,505	5,741
Foot Locker Inc.	146,898	5,046
Hasbro Inc.	125,144	4,677
Gannett Co. Inc.	224,539	4,408
JC Penney Co. Inc.	211,967	4,309
Leggett & Platt Inc.	136,526	4,019
American Eagle Outfitters Inc.	189,620	3,832
Cinemark Holdings Inc.	111,493	3,137
Cablevision Systems Corp. Class A	202,569	2,966
Brinker International Inc.	71,100	2,328
Regal Entertainment Group Class A	126,731	1,892
Washington Post Co. Class B	4,480	1,728
Guess? Inc.	62,039	1,681
KB Home	85,568	1,632
Cooper Tire & Rubber Co.	61,089	1,555
Hillenbrand Inc.	60,480	1,497
MDC Holdings Inc.	35,300	1,388
Meredith Corp.	34,890	1,265
Bob Evans Farms Inc.	27,205	1,204
Ameristar Casinos Inc.	31,886	845
National CineMedia Inc.	54,226	829
Belo Corp. Class A	90,835	769
Cato Corp. Class A	26,841	740
Brown Shoe Co. Inc.	41,589	717
Stage Stores Inc.	30,545	698
Strayer Education Inc.	11,424	650
Superior Industries International Inc.	26,297	533
CTC Media Inc.	46,372	496
Hot Topic Inc.	41,009	455
American Greetings Corp. Class A	27,710	443
NACCO Industries Inc. Class A	6,649	433
Harte-Hanks Inc.	45,473	373
^ RadioShack Corp.	96,695	318
Speedway Motorsports Inc.	16,029	262
Nutrisystem Inc.	27,157	245
		401,573

Consumer Staples (19.2%)
	Procter & Gamble Co.	2,667,342	200,477
	Wal-Mart Stores Inc.	2,447,300	171,189
	Coca-Cola Co.	4,393,938	163,630
	Philip Morris International Inc.	1,636,393	144,264
	PepsiCo Inc.	1,501,598	109,391
	Altria Group Inc.	1,975,351	66,530
	Colgate-Palmolive Co.	463,300	49,745
	Mondelez International Inc. Class A	1,714,504	47,646
	Walgreen Co.	914,357	36,538
	Kimberly-Clark Corp.	381,410	34,140
	Kraft Foods Group Inc.	571,533	26,416
	General Mills Inc.	628,431	26,356
	HJ Heinz Co.	311,267	18,872
	Sysco Corp.	565,490	17,966
	Reynolds American Inc.	406,825	17,892
	Kellogg Co.	261,412	15,293
	Lorillard Inc.	376,876	14,725
	ConAgra Foods Inc.	395,667	12,934
	Hershey Co.	157,782	12,536
	Clorox Co.	126,043	9,883
	JM Smucker Co.	107,240	9,505
	Dr Pepper Snapple Group Inc.	202,091	9,108
	Campbell Soup Co.	230,493	8,461
	McCormick & Co. Inc.	116,139	7,241
	Avon Products Inc.	418,841	7,112
	Molson Coors Brewing Co. Class B	151,596	6,849
	Safeway Inc.	233,248	4,490
	Flowers Foods Inc.	134,500	3,615
	Hillshire Brands Co.	114,741	3,555
	B&G Foods Inc.	51,102	1,620
	Snyders-Lance Inc.	49,711	1,264
	Universal Corp.	22,814	1,241
	WD-40 Co.	15,308	818
	SUPERVALU Inc.	205,037	802
	Vector Group Ltd.	41,961	652
	Weis Markets Inc.	10,446	421
			1,263,177
Energy (13.0%)
	Exxon Mobil Corp.	4,425,856	398,194
	Chevron Corp.	1,914,932	220,504
	ConocoPhillips	1,179,035	68,384
	Phillips 66	608,618	36,864
	Kinder Morgan Inc.	716,530	26,841
	Marathon Petroleum Corp.	330,790	24,548
	Valero Energy Corp.	536,756	23,472
	Williams Cos. Inc.	607,424	21,290
	Spectra Energy Corp.	646,322	17,955
	Linn Energy LLC	192,462	7,485
	Copano Energy LLC	76,693	2,988
†	WPX Energy Inc.	192,889	2,899
	Targa Resources Corp.	30,872	1,864
	Teekay Corp.	52,668	1,853
	Arch Coal Inc.	207,038	1,474
^	Ship Finance International Ltd.	61,962	1,045
	Crosstex Energy Inc.	34,200	578
^	Nordic American Tankers Ltd.	50,877	440

Penn Virginia Corp.	53,404	229
Tsakos Energy Navigation Ltd.	39,856	168
		859,075
Financials (10.5%)
JPMorgan Chase & Co.	3,688,558	173,547
PNC Financial Services Group Inc.	510,699	31,561
Bank of New York Mellon Corp.	1,134,504	30,813
BlackRock Inc.	123,443	29,167
Travelers Cos. Inc.	370,321	29,055
ACE Ltd.	329,202	28,091
Prudential Financial Inc.	450,469	26,073
Aflac Inc.	457,094	24,253
Allstate Corp.	470,800	20,668
Chubb Corp.	254,271	20,421
BB&T Corp.	674,370	20,420
Marsh & McLennan Cos. Inc.	525,655	18,650
Fifth Third Bancorp	870,992	14,188
M&T Bank Corp.	124,233	12,757
Northern Trust Corp.	233,857	12,037
Invesco Ltd.	430,959	11,744
Principal Financial Group Inc.	286,585	8,887
NYSE Euronext	235,979	8,158
SLM Corp.	447,567	7,559
Cincinnati Financial Corp.	158,271	6,717
Willis Group Holdings plc	167,991	5,999
Huntington Bancshares Inc.	838,455	5,836
New York Community Bancorp Inc.	422,941	5,646
Fidelity National Financial Inc. Class A	218,869	5,494
PartnerRe Ltd.	59,494	5,217
Axis Capital Holdings Ltd.	118,600	4,539
Arthur J Gallagher & Co.	120,782	4,463
Hudson City Bancorp Inc.	510,840	4,368
Lazard Ltd. Class A	122,018	4,228
People's United Financial Inc.	337,558	4,155
Eaton Vance Corp.	111,730	4,045
Validus Holdings Ltd.	104,474	3,804
Cullen/Frost Bankers Inc.	59,340	3,495
Commerce Bancshares Inc.	89,236	3,351
Waddell & Reed Financial Inc. Class A	83,464	3,314
Jefferies Group Inc.	148,025	2,950
Old Republic International Corp.	250,694	2,858
Alterra Capital Holdings Ltd.	93,227	2,841
First Niagara Financial Group Inc.	341,495	2,677
Hancock Holding Co.	82,288	2,487
Erie Indemnity Co. Class A	34,408	2,455
Protective Life Corp.	76,927	2,434
Federated Investors Inc. Class B	100,939	2,388
Aspen Insurance Holdings Ltd.	69,521	2,371
Bank of Hawaii Corp.	43,622	2,098
Synovus Financial Corp.	767,637	1,981
Valley National Bancorp	191,625	1,876
Hanover Insurance Group Inc.	43,557	1,810
Endurance Specialty Holdings Ltd.	42,174	1,810
Capitol Federal Financial Inc.	150,424	1,767
Janus Capital Group Inc.	182,603	1,698
StanCorp Financial Group Inc.	43,150	1,678
FirstMerit Corp.	106,062	1,615

	Symetra Financial Corp.	114,290	1,594
	FNB Corp.	134,507	1,559
	American National Insurance Co.	19,560	1,510
	Iberiabank Corp.	28,442	1,464
	Trustmark Corp.	62,934	1,456
	Kemper Corp.	42,363	1,411
†	Alexander & Baldwin Inc.	41,040	1,379
	Montpelier Re Holdings Ltd.	54,393	1,326
	UMB Financial Corp.	29,701	1,315
	Old National Bancorp	98,200	1,312
	First Financial Bankshares Inc.	30,359	1,247
	United Bankshares Inc.	48,592	1,239
	Greenhill & Co. Inc.	20,598	1,213
	Westamerica Bancorporation	26,725	1,187
	Northwest Bancshares Inc.	94,196	1,149
	CVB Financial Corp.	101,724	1,119
	BOK Financial Corp.	19,741	1,106
	Glacier Bancorp Inc.	70,015	1,091
	Community Bank System Inc.	38,406	1,091
	Selective Insurance Group Inc.	52,867	1,084
	Mercury General Corp.	26,516	1,050
	BankUnited Inc.	36,592	984
	Park National Corp.	14,871	973
	International Bancshares Corp.	49,228	962
	PacWest Bancorp	34,279	942
	Astoria Financial Corp.	95,521	930
	First Financial Bancorp	56,734	867
	Provident Financial Services Inc.	58,426	866
	Horace Mann Educators Corp.	38,361	834
	Tower Group Inc.	37,135	717
	Maiden Holdings Ltd.	70,015	712
	Safety Insurance Group Inc.	14,810	711
	First Commonwealth Financial Corp.	100,437	710
	Independent Bank Corp.	22,098	685
	NBT Bancorp Inc.	32,765	680
	Oritani Financial Corp.	44,343	671
	WesBanco Inc.	28,389	658
	Interactive Brokers Group Inc.	45,796	655
	Chemical Financial Corp.	26,661	648
	Brookline Bancorp Inc.	67,627	596
	United Fire Group Inc.	24,618	571
	City Holding Co.	14,337	542
	S&T Bancorp Inc.	29,031	535
	Community Trust Bancorp Inc.	14,978	505
	Flushing Financial Corp.	30,463	483
	TrustCo Bank Corp. NY	91,058	482
	Renasant Corp.	24,357	474
	Dime Community Bancshares Inc.	34,227	473
	BGC Partners Inc. Class A	112,463	449
	Tompkins Financial Corp.	10,467	428
	Washington Trust Bancorp Inc.	15,740	415
	Simmons First National Corp. Class A	16,090	411
	Republic Bancorp Inc. Class A	18,198	409
	1st Source Corp.	17,752	401
	Provident New York Bancorp	43,063	385
	SY Bancorp Inc.	13,637	308
	First Financial Corp.	9,742	294

Arrow Financial Corp.	11,523	281
Bancfirst Corp.	5,805	237
State Auto Financial Corp.	15,435	235
Baldwin & Lyons Inc.	9,049	224
GFI Group Inc.	56,930	194
		692,953
Health Care (12.9%)
Johnson & Johnson	2,665,873	197,061
Pfizer Inc.	7,147,076	194,972
Merck & Co. Inc.	2,952,567	127,699
Eli Lilly & Co.	1,115,427	59,887
Bristol-Myers Squibb Co.	1,602,437	57,912
AbbVie Inc.	1,526,399	56,004
Abbott Laboratories	1,526,409	51,715
Medtronic Inc.	995,097	46,372
Baxter International Inc.	534,520	36,262
Becton Dickinson and Co.	191,143	16,064
Owens & Minor Inc.	61,561	1,884
PDL BioPharma Inc.	135,036	929
Meridian Bioscience Inc.	29,922	627
Landauer Inc.	9,040	569
Computer Programs & Systems Inc.	10,765	566
National Healthcare Corp.	10,161	489
		849,012
Industrials (12.5%)
General Electric Co.	10,248,321	228,333
United Technologies Corp.	882,138	77,249
3M Co.	671,107	67,480
United Parcel Service Inc. Class B	702,475	55,699
Boeing Co.	727,158	53,715
Honeywell International Inc.	757,373	51,683
Emerson Electric Co.	706,082	40,423
Illinois Tool Works Inc.	449,929	28,269
Lockheed Martin Corp.	314,133	27,289
Eaton Corp. plc	443,379	25,250
General Dynamics Corp.	342,495	22,707
Raytheon Co.	320,121	16,864
Waste Management Inc.	446,737	16,252
Northrop Grumman Corp.	239,912	15,604
Stanley Black & Decker Inc.	163,177	12,537
Republic Services Inc. Class A	354,523	11,306
L-3 Communications Holdings Inc.	91,237	6,927
Masco Corp.	349,215	6,422
Iron Mountain Inc.	182,647	6,248
Hubbell Inc. Class B	50,877	4,632
Snap-on Inc.	56,249	4,557
Avery Dennison Corp.	96,585	3,719
Pitney Bowes Inc.	194,066	2,797
Watsco Inc.	28,802	2,170
GATX Corp.	45,131	2,137
Macquarie Infrastructure Co. LLC	45,460	2,108
Exelis Inc.	181,076	1,990
Harsco Corp.	77,956	1,987
Deluxe Corp.	49,068	1,805
Brady Corp. Class A	46,093	1,608
RR Donnelley & Sons Co.	174,491	1,605

	Healthcare Services Group Inc.	65,560	1,583
	HNI Corp.	43,692	1,379
	TAL International Group Inc.	32,476	1,361
	Mine Safety Appliances Co.	26,936	1,245
	ABM Industries Inc.	52,394	1,148
	Seaspan Corp.	61,156	1,146
	Matson Inc.	41,004	1,124
	Steelcase Inc. Class A	81,788	1,115
	Briggs & Stratton Corp.	46,400	1,101
	AZZ Inc.	24,490	1,048
	Aircastle Ltd.	68,483	945
	Mueller Water Products Inc. Class A	150,721	891
	Copa Holdings SA Class A	8,093	887
	Kaydon Corp.	31,022	769
	Knoll Inc.	46,352	769
	McGrath RentCorp	23,951	716
	Albany International Corp.	27,198	682
	Textainer Group Holdings Ltd.	16,308	676
	Apogee Enterprises Inc.	27,535	673
	China Yuchai International Ltd.	36,359	624
	MFC Industrial Ltd.	60,564	594
	American Science & Engineering Inc.	8,054	544
	Ennis Inc.	25,092	392
	Hyster-Yale Materials Handling Inc.	6,546	328
	US Ecology Inc.	13,414	319
†	Engility Holdings Inc.	16,026	309
	Navios Maritime Holdings Inc.	73,125	273
	CDI Corp.	13,929	237
	Schawk Inc. Class A	12,352	159
			824,409
Information Technology (7.9%)
	Microsoft Corp.	8,156,432	224,057
	Intel Corp.	4,849,844	102,041
	Accenture plc Class A	622,187	44,729
	Automatic Data Processing Inc.	474,442	28,130
	Applied Materials Inc.	1,200,968	15,504
	Analog Devices Inc.	288,917	12,608
	Seagate Technology plc	366,370	12,449
	Paychex Inc.	352,964	11,517
	Xilinx Inc.	254,865	9,300
	KLA-Tencor Corp.	162,976	8,949
	Maxim Integrated Products Inc.	283,275	8,909
	Linear Technology Corp.	223,455	8,183
	Computer Sciences Corp.	150,552	6,293
	Microchip Technology Inc.	187,879	6,285
	Harris Corp.	110,609	5,110
	Broadridge Financial Solutions Inc.	118,733	2,798
	Molex Inc.	69,552	1,889
	Diebold Inc.	60,798	1,790
	Molex Inc. Class A	77,943	1,753
	Lexmark International Inc. Class A	62,689	1,508
	j2 Global Inc.	44,191	1,406
	Intersil Corp. Class A	123,154	1,065
	MTS Systems Corp.	15,299	870
	EarthLink Inc.	101,347	689
	Brooks Automation Inc.	64,093	600
	Comtech Telecommunications Corp.	16,982	450

United Online Inc.	65,513	435
NAM TAI Electronics Inc.	32,727	429
Methode Electronics Inc.	35,512	342
Electro Rent Corp.	17,350	269
		520,357
Materials (4.1%)
EI du Pont de Nemours & Co.	901,578	42,780
Dow Chemical Co.	1,160,468	37,367
Freeport-McMoRan Copper & Gold Inc.	913,413	32,198
LyondellBasell Industries NV Class A	420,451	26,665
^ PPG Industries Inc.	137,818	19,001
Air Products & Chemicals Inc.	205,635	17,979
International Paper Co.	423,695	17,549
Nucor Corp.	307,360	14,142
Eastman Chemical Co.	148,922	10,596
Southern Copper Corp.	247,611	9,753
MeadWestvaco Corp.	169,786	5,323
RPM International Inc.	127,778	3,988
Packaging Corp. of America	95,446	3,668
Bemis Co. Inc.	100,284	3,578
Sealed Air Corp.	188,234	3,524
Steel Dynamics Inc.	212,436	3,231
Huntsman Corp.	174,498	3,076
Sonoco Products Co.	97,779	3,030
Scotts Miracle-Gro Co. Class A	44,277	1,936
Commercial Metals Co.	112,253	1,869
Worthington Industries Inc.	67,504	1,855
Sensient Technologies Corp.	48,682	1,855
Olin Corp.	77,342	1,799
Greif Inc. Class A	24,594	1,155
A Schulman Inc.	28,416	914
Koppers Holdings Inc.	20,148	817
PH Glatfelter Co.	41,523	771
AMCOL International Corp.	23,210	685
Gold Resource Corp.	38,536	528
Myers Industries Inc.	24,602	364
Axiall Corp.	3,098	174
		272,170
Telecommunication Services (5.3%)
AT&T Inc.	5,513,753	191,823
Verizon Communications Inc.	2,767,222	120,679
CenturyLink Inc.	604,497	24,452
Windstream Corp.	571,469	5,566
Frontier Communications Corp.	960,338	4,389
Consolidated Communications Holdings Inc.	38,486	662
Shenandoah Telecommunications Co.	22,862	335
USA Mobility Inc.	21,417	248
NTELOS Holdings Corp.	15,852	205
		348,359
Utilities (8.0%)
Duke Energy Corp.	677,448	46,568
Southern Co.	841,270	37,209
Dominion Resources Inc.	552,600	29,901
NextEra Energy Inc.	408,671	29,445
Exelon Corp.	821,553	25,830
American Electric Power Co. Inc.	467,755	21,185

PG&E Corp.	417,282	17,793
Sempra Energy	232,963	17,484
PPL Corp.	560,062	16,964
FirstEnergy Corp.	405,807	16,431
Consolidated Edison Inc.	281,958	16,038
Public Service Enterprise Group Inc.	493,556	15,389
Edison International	316,196	15,237
Xcel Energy Inc.	472,477	13,125
Northeast Utilities	303,582	12,365
Entergy Corp.	170,932	11,042
DTE Energy Co.	167,087	10,578
ONEOK Inc.	198,692	9,341
Wisconsin Energy Corp.	224,579	8,855
CenterPoint Energy Inc.	414,946	8,482
NiSource Inc.	300,806	8,131
Ameren Corp.	234,690	7,613
CMS Energy Corp.	257,044	6,606
American Water Works Co. Inc.	171,142	6,551
SCANA Corp.	126,976	5,944
Pinnacle West Capital Corp.	106,349	5,677
OGE Energy Corp.	95,242	5,592
Alliant Energy Corp.	107,157	4,912
AGL Resources Inc.	114,016	4,766
National Fuel Gas Co.	80,665	4,388
Pepco Holdings Inc.	221,014	4,314
NV Energy Inc.	226,935	4,296
MDU Resources Group Inc.	182,312	4,252
Integrys Energy Group Inc.	75,750	4,143
Questar Corp.	170,376	3,958
UGI Corp.	108,945	3,839
TECO Energy Inc.	208,392	3,703
Aqua America Inc.	135,708	3,695
Westar Energy Inc.	122,224	3,675
Atmos Energy Corp.	87,564	3,271
Great Plains Energy Inc.	149,025	3,189
Hawaiian Electric Industries Inc.	94,320	2,544
Cleco Corp.	59,325	2,536
Vectren Corp.	79,523	2,510
IDACORP Inc.	48,467	2,249
Piedmont Natural Gas Co. Inc.	69,606	2,211
Portland General Electric Co.	72,908	2,094
WGL Holdings Inc.	49,713	2,084
Southwest Gas Corp.	44,497	1,982
UIL Holdings Corp.	48,804	1,816
UNS Energy Corp.	39,938	1,809
ALLETE Inc.	37,708	1,740
Black Hills Corp.	42,645	1,721
New Jersey Resources Corp.	40,206	1,690
PNM Resources Inc.	77,327	1,652
South Jersey Industries Inc.	30,350	1,647
Avista Corp.	58,072	1,502
NorthWestern Corp.	36,053	1,334
El Paso Electric Co.	39,169	1,320
Northwest Natural Gas Co.	26,161	1,188
MGE Energy Inc.	22,152	1,161
American States Water Co.	18,583	939
CH Energy Group Inc.	14,372	934

Otter Tail Corp.			34,676	932
Empire District Electric Co.			41,179	873
Laclede Group Inc.			21,665	865
California Water Service Group			40,537	790
SJW Corp.			13,348	362
				524,262
Total Common Stocks (Cost $5,665,048)				6,555,347
	Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.143%		48,800,679	48,801

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.110%	3/13/13	200	200
4 Fannie Mae Discount Notes	0.097%	3/27/13	500	500
[4,5] Fannie Mae Discount Notes	0.100%	4/3/13	500	500
[4,5] Freddie Mac Discount Notes	0.140%	2/11/13	500	500
[4,5] Freddie Mac Discount Notes	0.130%	2/28/13	200	200
5 United States Treasury Note/Bond	3.125%	4/30/13	200	201
				2,101
Total Temporary Cash Investments (Cost $50,902)				50,902
Total Investments (100.3%) (Cost $5,715,950)				6,606,249
Other Assets and Liabilities-Net (-0.3%)[3]				(17,234)
Net Assets (100%)				6,589,015

† Non-income producing security - new issue that has not paid a dividend as of January, 31 2013.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,381,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $10,868,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,601,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

High Dividend Yield Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,555,347	—	—
Temporary Cash Investments	48,801	2,101	—
Futures Contracts—Liabilities[1]	(44)	—	—
Total	6,604,104	2,101	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	83	30,986	1,362
E-mini S&P 500 Index	March 2013	20	1,493	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

High Dividend Yield Index Fund

D. At January 31, 2013, the cost of investment securities for tax purposes was $5,716,171,000. Net unrealized appreciation of investment securities for tax purposes was $890,078,000, consisting of unrealized gains of $936,742,000 on securities that had risen in value since their purchase and $46,664,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.